FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Mar. 31, 2021
FINANCIAL INSTRUMENTS
Schedule of unrealized gain (loss) of derivative instruments and other

	As at	As at	As at
	March 31, 2021	March 31, 2020	March 31, 2019
Physical forward contracts and options (i)	$8,795	$(130,182)	$(116,350)
Financial swap contracts and options (ii)	68,944	(62,612)	39,832
Foreign exchange forward contracts	(7,826)	9,055	72
Share swap	—	(9,581)	(3,507)
6.5% convertible bond conversion feature	—	—	247
Unrealized foreign exchange on 10.25% loan	17,077	—	—
Unrealized foreign exchange on the 6.5% convertible bond and 8.75% loan transferred to realized foreign exchange resulting from the September Recapitalization	—	(18,132)	(8,061)
Weather derivatives (iii)	2,242	(229)	7,796
Other derivative options	2,504	(1,736)	(7,488)
Unrealized gain (loss) of derivative instruments and other	$91,736	$(213,417)	$(87,459)

Schedule of fair value of derivative financial assets and liabilities

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)
Physical forward contracts and options (i)	$12,513	$6,713	$9,109	$56,122
Financial swap contracts and options (ii)	6,942	2,634	3,548	5,047
Foreign exchange forward contracts	—	—	272	—
Weather derivatives (iii)	1,911	—	—	—
Other derivative options	6,096	1,253	—	—
As at March 31, 2021	$27,462	$10,600	$12,929	$61,169

	Financial	Financial	Financial	Financial
	assets	assets	liabilities	liabilities
	(current)	(non-current)	(current)	(non-current)
Physical forward contracts and options (i)	$24,549	$17,673	$57,461	$51,836
Financial swap contracts and options (ii)	6,915	1,492	53,917	24,432
Foreign exchange forward contracts	4,519	3,036	—	—
Weather derivatives (iii)	—	—	280	—
Other derivative options	370	6,591	1,780	—
As at March 31, 2020	$36,353	$28,792	$113,438	$76,268

Schedule of classification of derivative financial assets (liabilities) in the fair value hierarchy

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$—	$682	$37,380	$38,062
Derivative financial liabilities	—	—	(74,098)	(74,098)
Total net derivative financial assets (liabilities)	$—	$682	$(36,718)	$(36,036)

	Level 1	Level 2	Level 3	Total
Derivative financial assets	$—	$—	$65,145	$65,145
Derivative financial liabilities	—	(38,676)	(151,030)	(189,706)
Total net derivative financial (liabilities)	$—	$(38,676)	$(85,885)	$(124,561)

Schedule of changes in net fair value of financial assets (liabilities)

	Year ended	Year ended
	March 31, 2021	March 31, 2020
Balance, beginning of year	$(85,885)	$17,310
Total gains	584	(3,822)
Purchases	(4,059)	(43,663)
Sales	(1,670)	14,549
Settlements	54,312	(70,259)
Balance, end of year	$(36,718)	$(85,885)